UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-03170

THE MEXICO FUND, INC.

(Exact name of Registrant as specified in charter)

1775 I Street, NW, Suite 1100

Washington, DC 20006

(Address of principal executive offices) (Zip code)

Sander M. Bieber

Dechert LLP

1775 I Street, NW, Suite 1100

Washington, DC 20006

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (202) 261-7941

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Mexico Fund, Inc.

Schedule of Investments

as of January 31, 2011 (Unaudited)

Shares Held		Value	Percent of Net Assets
	COMMON STOCK - 97.29%
	Airports
800,500	Grupo Aeroportuario del Sureste, S.A.B. de C.V. Series B	$4,155,080	1.01%
2,000,000	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. Series B	3,763,436	0.91

		7,918,516	1.92

	Beverages
2,985,100	Fomento Económico Mexicano, S.A.B. de C.V. Series UBD	15,851,549	3.84
700,000	Grupo Modelo, S.A.B. de C.V. Series C	4,317,722	1.04

		20,169,271	4.88

	Building Materials
20,085,000	Cemex, S.A.B. de C.V. Series CPO	18,988,286	4.59

	Chemical Products
4,140,000	Mexichem, S.A.B. de C.V.	14,791,691	3.58

	Commercial Banks
3,512,000	Banco Compartamos, S.A.B. Institución de Banca Múltiple.	7,075,049	1.71

	Construction and Infrastructure
3,000,000	Empresas ICA, S.A.B. de C.V.	7,597,819	1.84
3,160,000	OHL México, S.A.B. de C.V.	6,165,205	1.49

		13,763,024	3.33

	Consumer Products
2,200,000	Kimberly-Clark de México, S.A.B. de C.V. Series A	12,161,625	2.94

	Financial Groups
2,920,000	Grupo Financiero Banorte, S.A.B. de C.V. Series O	13,003,044	3.15

	Food
1,800,000	Grupo Bimbo, S.A.B. de C.V. Series A	15,209,992	3.68

	Health Care
4,000,000	Genomma Lab Internacional, S.A.B. de C.V. Series B	10,137,025	2.45

	Holding Companies
2,050,000	Alfa, S.A.B. de C.V. Series A	22,343,527	5.40

	Media
6,325,000	Grupo Televisa, S.A.B. Series CPO	30,492,992	7.38

	Mining
10,000,000	Grupo México, S.A.B. de C.V. Series B	39,102,781	9.46
400,000	Industrias Peñoles, S.A.B. de C.V.	13,270,857	3.21

		52,373,638	12.67

Shares Held		Value	Percent of Net Assets
	COMMON STOCK
	Retail
140,000	First Cash Financial Services, Inc.	4,618,583	1.12
2,000,000	Grupo Comercial Chedraui, S.A.B. de C.V. Series B	6,183,849	1.50
1,671,000	Grupo Famsa, S.A.B. de C.V. Series A	2,985,824	0.72
1,347,000	Organización Soriana, S.A.B. de C.V. Series B	4,234,829	1.02
1,620,000	El Puerto de Liverpool, S.A.B. de C.V. Series C-1	11,225,963	2.72
12,780,000	Wal-Mart de México, S.A.B. de C.V. Series V	35,529,579	8.59

		64,778,627	15.67

	Steel
905,100	Industrias CH, S.A.B. de C.V. Series B	3,572,046	0.87

	Stock Exchange
6,000,000	Bolsa Mexicana de Valores, S.A.B. de C.V. Series A	12,705,929	3.07

	Telecommunications Services
27,690,000	América Móvil, S.A.B. de C.V. Series L	78,922,405	19.09
90,000	NII Holdings, Inc.	3,778,220	0.91

		82,700,625	20.00

	Total Common Stock	$402,184,907	97.29%

Securities Principal Amount
	SHORT-TERM SECURITIES – 4.34%
	Repurchase Agreements
$10,784,735	BBVA Bancomer, S.A., 4.30%, dated 01/31/11, due 02/01/11 repurchase price $10,786,023 collateralized by Bonos del Gobierno Federal.	$10,784,735	2.61%
	Time Deposits
	Comerica Bank, 0.16%, dated 01/31/11, due 02/0/11	7,167,335	1.73

	Total Short-Term Securities	17,952,070	4.34

	Total Investments	420,136,977	101.63

	Liabilities in Excess of Other Assets	(6,729,921)	(1.63)

	Net Assets Equivalent to $30.86 per share on 13,398,345 shares of capital stock outstanding	$413,407,056	100.00%

Supplemental Information

Effective November 1, 2008, the Fund adopted authoritative guidance under GAAP which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Fund has determined that the implementation did not have a material impact on the Fund´s financial statements.

This guidance establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund´s own market assumptions (unobservable inputs).

These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ASSETS:
Investments in Securities:
Equity Investments(a)	$402,184,907	—	—	$402,184,907
Short Term Investments	—	17,952,070	—	$17,952,070
Total Investments in Securities	$402,184,907	17,952,070	—	$420,136,977

(a)	For detailed industry descriptions, see the accompanying Schedule of Investments.

The following is a reconciliation of the change in value of Level 3 assets (for which significant unobservable inputs were used to determine fair value):

Investments in Securities
Balance as of 10/31/10	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net Purchases (Sales)	—
Transfers in and/or (out) of Level 3	$—
Balance as of 1/31/11	—

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ José Luis Gómez Pimienta
José Luis Gómez Pimienta
President and Principal Executive Officer
March 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ José Luis Gómez Pimienta
José Luis Gómez Pimienta
President and Principal Executive Officer
March 30, 2011

By:	/s/ Alberto Osorio
Alberto Osorio
Senior Vice President, Treasurer and Principal Financial Officer
March 30, 2011